Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Financial Instrument Whose Contract Amounts Represent Credit Risk

In most cases, the Company requires collateral or other security to support financial instruments with credit risk.

	December 31,
	2014	2013
Financial instruments whose contract amounts represents credit risk:
Commitments to extend credit	$182,820	141,887
Stand-by and performance letter of credit	$8,085	4,066

Future Minimum Rent on Operating Leases	Future minimum rent on operating leases as of December 31, 2014 is as follows:

Year ending December 31,
2015	$739
2016	388
2017	311
2018	192
2019	—
Thereafter	—

$1,630